OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2018
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]	Other current assets consist of the following:
	September 30,
	2017	2018
	RMB	RMB

Advances to staff for business use	1,249	119
Deposits for rental	3	7
Others	74	121

	1,326	247